                                                   Registration Nos. 333-105763
                                                                      811-05301

     As filed with the Securities and Exchange Commission on July 13, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.       [ ]                    [ ]

         Post-Effective Amendment No.      [9]                    [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                   [106]                    [X]

               VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                             Wilmington, DE 19801
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
               Depositor's Telephone Number, including Area Code

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191

(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

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Approximate Date of Proposed Public Offering: Continuous.

   It is proposed that the filing will become effective (check appropriate box)

    [ ]  immediately upon filing pursuant to paragraph (b)

    [ ]  on (date) pursuant to paragraph (b)

    [X]  60 days after filing pursuant to paragraph (a)(1)

    [ ]  on (date) pursuant to paragraph (a)(1)

   If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Account I of AIG Life Insurance Company under variable annuity contracts and (ii) a guarantee related to insurance obligations under the variable annuity contracts.

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Vanguard(R) Lifetime Income Program

Prospectus

                                                          [LOGO OF VANGUARD(R)]


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                      Immediate Variable Annuity Contract
                                  Prospectus
                                 ______, 2006

      Issued By AIG Life Insurance Company Through Its Variable Account I

This prospectus describes information you should know before you purchase an Immediate Variable Annuity (the "IVA"). On page 2 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 7.

The IVA is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and AIG Life Insurance Company, ("AIG Life"), where you agree to make one Premium Payment to AIG and AIG agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract is available as a qualified Contract, such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans, and as a non-qualified Contract funded with money from any source.

The Contract has 23 investment options to which you can allocate your money--22 variable investment options and one fixed investment option. If your Contract is a tax-deferred non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity Contracts, life insurance Contracts, or certain employer-sponsored retirement plans (Vanguard Public Mutual Funds), will not be available for you to allocate your money within your Contract. The fixed investment options is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the funds you select. You bear the investment risk. Currently, the variable investment options are funds of:

..   Vanguard(R) Variable Insurance Fund ("Vanguard VIF Portfolios")

..   Vanguard Public Mutual Funds ("Vanguard Funds)

See "Investment Options" on page 11 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies of any or all of the Funds' prospectuses by contacting us as set out on page 7.

In addition, the Securities and Exchange Commission ("SEC") maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference, and other information that we have filed electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board, or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.


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Table of Contents



 2  Definitions
 3  Summary of the Contract
 7  Fee Tables
 8  Condensed Financial Information
11  Investment Options
16  Expenses
18  The Contract
25  Annuity Payments
30  Access to Your Money
31  Death Benefit
32  Performance
33  Taxes
38  Other Information
41  Financial Statements
42  Appendix--Hypothetical Illustrations of Annuity Payments
47  Table of Contents of the Statement of Additional Information

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Definitions

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Annuitant

The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the Contract permit a Joint Annuitant.

Annuity Payment Option

The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit

An accounting unit of measure used to calculate annuity payments after the Contract Date.

Assumed Investment Return

The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Company

AIG Life Insurance Company, 600 King Street (DPEN), Wilmington, Delaware 19801.

Contract Anniversary

An anniversary of the date we issued your Contract.

Contract Date

The date your Contract is issued and becomes effective.

Contract Year

Each twelve-month period beginning on the Contract Date.

Income Change Date

The date on which the amount of your next variable annuity payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable annuity payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date

The date on which annuity payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that annuity payments begin for an indefinite period of time.)

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Non-Qualified Contract

An annuity purchased with dollars already subject to taxation.

Premium Payment

Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Qualified Contract

An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period

Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax

A tax charged by a state or municipality on Premium Payments.

Valuation Date (Also called a "business day")

Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which usually is 4:00 p.m. Eastern Time.

Valuation Period

The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

Summary of the Contract

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of income payments, generally for retirement but also for other long-term purposes.

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Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our Variable Account to provide a variable annuity. Our Variable Account is divided into subaccounts, 22 of which are offered under the Contract. Each of the 22 subaccounts invest exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio. The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

Vanguard Funds (and their investment advisors)

Managed by Vanguard's Fixed Income Group
   Vanguard Inflation-Protected Securities Fund

Managed by Wellington Management Company, LLP
   Vanguard Dividend Growth Fund
   Vanguard GNMA Fund

Also included in the Vanguard Funds are the:

   Vanguard LifeStrategy(R) Conservative Growth Fund
   Vanguard LifeStrategy(R) Growth Fund
   Vanguard LifeStrategy(R) Income Fund
   Vanguard LifeStrategy(R) Moderate Growth Fund

These Funds receive advisory services indirectly, by investing in other Vanguard funds.

Beginning January 3, 2005, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options under Contracts issued on or after January 3, 2005. The two Funds are not available for any transfers, automatic rebalancing or dollar cost averaging into either of the Funds by any Contract owner beginning January 3, 2005. If you wish to transfer Annuity Units currently invested in either of the Funds to other available investment options in your Contract, there is no transfer fee charged for the transfer, nor will a transfer count against the free transfers

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which you are allowed each Contract year. Your right to transfer from the two
Funds will remain unaffected. Please note, however, that other fees may be applicable to transfers from the two Funds.

Vanguard VIF Portfolios (and their investment advisors)

Managed by Vanguard's Fixed Income Group
   Vanguard VIF Money Market Portfolio
   Vanguard VIF Short-Term Investment-Grade Portfolio
   Vanguard VIF Total Bond Market Index Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
   Vanguard VIF Diversified Value Portfolio

Managed by Vanguard's Quantitative Equity Group
   Vanguard VIF Equity Index Portfolio
   Vanguard VIF Mid-Cap Index Portfolio
   Vanguard VIF REIT Index Portfolio

Managed by AllianceBernstein L.P. and William Blair & Company, L.L.C.
   Vanguard VIF Growth Portfolio

Managed by Wellington Management Company, LLP
   Vanguard VIF Balanced Portfolio
   Vanguard VIF High Yield Bond Portfolio

Managed by Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC
   Vanguard VIF Small Company Growth Portfolio

Managed by Wellington Management Company, LLP and Vanguard's Quantitative Equity Group
   Vanguard VIF Equity Income Portfolio

Managed by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd
   Vanguard VIF International Portfolio

Managed by PRIMECAP Management Company
   Vanguard VIF Capital Growth Portfolio

Also included in Vanguard VIF Portfolios is:
   Vanguard VIF Total Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios.

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Each Vanguard Fund's board of trustees and each Vanguard VIF Portfolio's board of trustees may, without prior approval from Contract owners, change the terms of an advisory agreement or hire a new investment advisor--either as a replacement for an existing advisor or as an additional advisor. Any significant change in a Vanguard Fund's or Vanguard VIF Portfolio's advisory arrangements will be communicated to Contract owners in writing. In addition, as each Vanguard Fund's and each Vanguard VIF Portfolio's overall manager, The Vanguard Group, Inc. ("Vanguard") may provide investment advisory services to a Vanguard Fund or Vanguard VIF Portfolio, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing investment advisory agreement be revised.

   Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change once it is established. Each new allocation from the Variable Account I to the general account will establish a new periodic payment amount for that allocation.

Expenses

The company does not deduct a sales load from your Premium Payment, but does deduct the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 0.52% per annum based on each subaccount's average daily net assets.

Statutory Premium Tax Charge. Certain states assess a premium tax charge for Premium Payments made under the Contract. If applicable, the premium tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Statutory Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Return" further on in this prospectus.

Partial Withdrawal Rights

If you choose an annuity payment option with a Guaranteed Number of Years, you will have the right to make a partial withdrawal from your Contract subject to certain provisions. See "Partial Withdrawal Rights with Variable Payments for a Guaranteed Number of Years" further on in this prospectus.

Cancellation Rights

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

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INQUIRIES AND CONTRACT OWNER AND ANNUITANT INFORMATION

For more information about a Contract, call 1-800-522-5555 or write:



Regular Mail:                           Overnight or Certified Mail:

Vanguard Annuity and Insurance Services Vanguard Annuity and Insurance Services
P.O. Box 1105                           455 Devon Park Drive
Valley Forge, PA 19482-1105             Wayne, PA 19087



   If you have questions about your Contract, please telephone Vanguard Annuity and Insurance Services at 1-800-462-2391. Please have ready the Contract number and the Contract owner's name, address, and Social Security number when you call. You will receive periodic statements confirming any transactions that take place as well as other required periodic reports if you choose a variable payout option.

   You may also contact AIG Life Insurance Company, the issuer of the Contracts. You can contact AIG Life Insurance Company at its Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801. You can also call AIG Life Insurance Company at 1-877-299-1724.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. Statutory state premium taxes may also be deducted.

Maximum Owner Transaction Expenses



 Charge                                                Amount
 ------                                 -------------------------------------
 Sales Load Imposed on Purchases (as a None percentage of purchase payments)

 Transfer Fee                           $10 per transfer (There is no charge
                                        for the first 12 transfers each
                                        Contract year; thereafter, we reserve
                                        the right to charge a fee of $10 per
                                        transfer.)

 Partial Withdrawal Transaction Charge  The lesser of 2% of the amount withdrawn or $25

 Statutory Premium Taxes--qualified     0-1% of Premium
 Contracts

 Statutory Premium                      0-3.5% of Premium
 Taxes--non-qualified Contracts

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including fund fees and expenses.

Variable Account Annual Expenses (as a percentage of average account value)



 Charge                                                                 Amount
 ------                                                                 ------
 Maximum Mortality and Expense Risk Fees...............................  0.52%
 Total Variable Account Annual Expenses................................  0.52%
                                                                         ----



The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. Total Annual Fund Operating Expenses vary for each Fund. The range in the table shows the minimum and maximum for the Funds as of each Fund's most recent fiscal year end. Current and future expenses for the Funds may be higher or lower than those shown.

Annual Fund Fees and Expenses (expenses as a percentage of average daily Variable Account value)



Charge                                                                                    Maximum Minimum
------                                                                                    ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets include
  management fees, distribution (12b-1) fees, and other expenses)........................  0.42%   0.14%
                                                                                           ----    ----



Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

Condensed Financial Information

APPENDIX A
Condensed Financial Information
Accumulation Unit Values



Vanguard(R) VIF Portfolios:                                  12/31/04  12/31/05
   Vanguard Dividend Growth Fund
   Accumulation Unit value at beginning of year............       N/A       N/A
   Accumulation Unit value at end of year..................       N/A $   12.68
   Number of Accumulation Units outstanding at end of year.       N/A     2,014

   Vanguard GNMA Fund
   Accumulation Unit value at beginning of year............ $   10.13 $   10.50
   Accumulation Unit value at end of year.................. $   10.50 $   10.79
   Number of Accumulation Units outstanding at end of year.     3,152     1,358

   Vanguard Health Care Fund
   Accumulation Unit value at beginning of year............       N/A $   11.90
   Accumulation Unit value at end of year.................. $   11.90 $   13.67
   Number of Accumulation Units outstanding at end of year.     5,698     4,777


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    Vanguard Inflation-Protected Securities Fund
    Accumulation Unit value at beginning of year.............      N/A $  11.16
    Accumulation Unit value at end of year................... $  11.16 $  11.39
    Number of Accumulation Units outstanding at end of year..    2,150   12,379

    Vanguard LifeStrategy Growth Fund
    Accumulation Unit value at beginning of year............. $  10.90 $  12.21
    Accumulation Unit value at end of year................... $  12.21 $  12.98
    Number of Accumulation Units outstanding at end of year..    6,749    9,068

    Vanguard LifeStrategy Income Fund
    Accumulation Unit value at beginning of year.............      N/A $  10.89
    Accumulation Unit value at end of year................... $  10.89 $  11.18
    Number of Accumulation Units outstanding at end of year..   11,770   14,069

    Vanguard LifeStrategy Moderate Growth Fund
    Accumulation Unit value at beginning of year............. $  10.71 $  11.78
    Accumulation Unit value at end of year................... $  11.78 $  12.39
    Number of Accumulation Units outstanding at end of year..   24,811   23,059

    Vanguard Total International Stock Index Fund
    Accumulation Unit value at beginning of year.............      N/A $  13.82
    Accumulation Unit value at end of year................... $  13.82 $  15.89
    Number of Accumulation Units outstanding at end of year..   19,656   17,451

    Vanguard VIF Balanced Portfolio
    Accumulation Unit value at beginning of year............. $  10.82 $  11.98
    Accumulation Unit value at end of year................... $  11.98 $  12.74
    Number of Accumulation Units outstanding at end of year..  154,249  268,437

    Vanguard VIF Capital Growth Portfolio
    Accumulation Unit value at beginning of year.............      N/A $  12.64
    Accumulation Unit value at end of year................... $  12.64 $  13.54
    Number of Accumulation Units outstanding at end of year..    5,319    8,428

    Vanguard VIF Diversified Value Portfolio
    Accumulation Unit value at beginning of year............. $  11.26 $  13.50
    Accumulation Unit value at end of year................... $  13.50 $  14.45
    Number of Accumulation Units outstanding at end of year..   13,666   25,311

    Vanguard VIF Equity Income Portfolio
    Accumulation Unit value at beginning of year.............      N/A $  12.63
    Accumulation Unit value at end of year................... $  12.63 $  13.08
    Number of Accumulation Units outstanding at end of year..   14,769   22,489


                                      9

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    Vanguard VIF Equity Index Portfolio
    Accumulation Unit value at beginning of year...............     N/A $ 12.02
    Accumulation Unit value at end of year..................... $ 12.02 $ 12.53
    Number of Accumulation Units outstanding at end of year....   8,591  15,968

    Vanguard VIF Growth Portfolio
    Accumulation Unit value at beginning of year...............     N/A $ 11.41
    Accumulation Unit value at end of year..................... $ 11.41 $ 12.65
    Number of Accumulation Units outstanding at end of year....   1,294   4,943

    Vanguard VIF High Yield Bond Portfolio
    Accumulation Unit value at beginning of year...............     N/A $ 11.31
    Accumulation Unit value at end of year..................... $ 11.31 $ 11.56
    Number of Accumulation Units outstanding at end of year....   1,510   4,896

    Vanguard VIF International Portfolio
    Accumulation Unit value at beginning of year............... $ 11.23 $ 13.34
    Accumulation Unit value at end of year..................... $ 13.34 $ 15.43
    Number of Accumulation Units outstanding at end of year....   5,881  20,403

    Vanguard VIF Mid-Cap Index Portfolio
    Accumulation Unit value at beginning of year............... $ 11.06 $ 13.23
    Accumulation Unit value at end of year..................... $ 13.23 $ 15.00
    Number of Accumulation Units outstanding at end of year....   4,431  17,020

    Vanguard VIF Money Market Portfolio
    Accumulation Unit value at beginning of year............... $ 10.01 $ 10.09
    Accumulation Unit value at end of year..................... $ 10.09 $ 10.35
    Number of Accumulation Units outstanding at end of year....     439   3,266

    Vanguard VIF REIT Index Portfolio
    Accumulation Unit value at beginning of year............... $ 11.03 $ 14.32
    Accumulation Unit value at end of year..................... $ 14.32 $ 15.93
    Number of Accumulation Units outstanding at end of year....   3,950  12,188

    Vanguard VIF Short-Term Investment-Grade Portfolio*
    Accumulation Unit value at beginning of year............... $ 10.07 $ 10.22
    Accumulation Unit value at end of year..................... $ 10.22 $ 10.40
    Number of Accumulation Units outstanding at end of year....   4,814   6,221

    Vanguard VIF Small Company Growth Portfolio
    Accumulation Unit value at beginning of year............... $ 10.64 $ 12.20
    Accumulation Unit value at end of year..................... $ 12.20 $ 12.90
    Number of Accumulation Units outstanding at end of year....   3,888   5,544

    Vanguard VIF Total Bond Market Index Portfolio
    Accumulation Unit value at beginning of year...............     N/A $ 10.51
    Accumulation Unit value at end of year..................... $ 10.51 $ 10.71
    Number of Accumulation Units outstanding at end of year....  19,451  33,465


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    Vanguard VIF Total Stock Market Index Portfolio
    Accumulation Unit value at beginning of year............... $ 10.91 $ 12.22
    Accumulation Unit value at end of year..................... $ 12.22 $ 12.90
    Number of Accumulation Units outstanding at end of year....  55,746  85,167

--------

* Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

Investment Options

Variable Investment Options
Variable Account I

Our board of directors authorized the organization of the Variable Account in 1986. The Variable Account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the Variable Account.

   We own the assets in the Variable Account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The Variable Account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the Variable Account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the Variable Account is entirely independent of the investment performance of our general account and of any other of our Variable Accounts.

   The Variable Account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The Variable Account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the Variable Account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other Variable Accounts.

Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

   You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees and expenses, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each Fund available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

..   Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks.

..   Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

..   Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds.

..   Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds.

..   Vanguard Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term growth of capital and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically--but not always--will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

..   Vanguard GNMA Fund seeks to provide a moderate level of current income. The
    Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury, or other
    U.S. government agency securities, as well as in repurchase agreements collateralized by such securities. Securities issued by most other U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (between 3 and 10 years).

..   Vanguard Inflation-Protected Securities Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

Each Fund is part of Vanguard, a family of 36 investment companies with more than 130 investment portfolios holding assets in excess of $930 billion. Vanguard serves as the investment advisor to Vanguard Inflation-Protected Securities Fund. Vanguard manages the Inflation-Protected Securities Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain funds employ external advisors. Wellington Management Company, LLP serves as advisor to Vanguard Dividend Growth Fund and Vanguard GNMA Fund. The LifeStrategy Funds do not employ an investment advisor. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

   You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each Portfolio available under the Contract. There is no assurance that any of these Portfolios will achieve its stated objective.

..   Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

..   Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investor Services, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa2 or Baa3 by Moody's or another independent rating agency. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 3 years.

..   Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad market- weighted bond index. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

..   Vanguard VIF High Yield Bond Portfolio seeks to provide a higher level of current income. The Portfolio invests mainly in a diversified group of high-yielding, high-risk corporate bonds--commonly known as "junk bonds"--with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B, or the equivalent, convertible securities, and preferred stocks.

..   Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, some U.S. Treasury and government agency bonds, and mortgage-backed securities.

..   Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors.

..   Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at below average prices in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

..   Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds--Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of substantially all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

..   Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

..   Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as the weighting in the Index.

..   Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

..   Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

..   Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio's 80% policy may be changed only upon 60 days notice to shareholders. The Portfolio uses multiple investment advisors.

..   Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside the United States. In selecting stocks, the advisors evaluate foreign markets around the world and choose companies with above-average growth potential. The Portfolio uses multiple investment advisors.

..   Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the Morgan Stanley Capital International(R) (MSCI(R)) US REIT Index. The Portfolio invests in stocks that make up the Index. The remaining assets are allocated to cash investments.

   Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short-Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisor to Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Name Changes

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports, and confirmations that reflect a Fund's prior name.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our Variable Accounts. Unlike our Variable Account assets, assets in the general account are subject to claims of Contract owners like you, as well as claims made by our other creditors.

   To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

Expenses

                               A CLOSER LOOK AT

                 The Costs of Investing in a Variable Annuity

       Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity Contract expenses can, over time, have a dramatic effect on performance.

                         SUMMARY OF COSTS OF INVESTING

                               IN THE CONTRACTS

      .   No sales load or sales charge

      .   No annual Contract maintenance charge

      . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 per Contract year)

      .   Maximum Annual Mortality and Expense Risk Charge: 0.52%

      . Partial Withdrawal Transaction Charge: The lesser of 2% of the amount withdrawn or $25

      . Fees and expenses paid by the funds ranged from 0.14% to 0.42% at the end of each fund's most recent fiscal year

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The maximum rate we will charge is 0.52%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

       The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

       The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any premium tax imposed on us by the state or locality where you reside. Statutory Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of premium for qualified Contracts and from 0% to 3.5% of premium for non-qualified Contracts. In addition, some local governments may also levy a premium tax. These taxes are deducted from your Premium Payment upon its receipt by the Company.

                               A CLOSER LOOK AT

                             Statutory Premium Tax

       A Statutory Premium Tax is a regulatory tax some states assess on the Premium Payment made into a Contract. If the Company should have to pay any Statutory Premium Tax, it will be deducted from the Premium Payment.

       As of the date of this prospectus, the following states assesses a Statutory Premium Tax.



                                            Qualified Non-Qualified
                                            --------- -------------
             California....................    0.50%       2.35%
             Maine.........................    0.00        2.00
             Nevada........................    0.00        3.50
             South Dakota..................    0.00        1.25/1/
             Texas/2/......................   0.026       0.026
             West Virginia.................    1.00        1.00
             Wyoming.......................    0.00        1.00



       This Statutory Premium Tax information is being provided to the best of AIG Life Insurance Company's knowledge. AIG Life Insurance Company makes no representation as to the current accuracy of this information.
--------
/1/ The South Dakota premium tax rate is 1.25% for the first $500,000 and 0.08% for the amount over $500,000.
/2/ The state of Texas charges a maintenance fee on Premium Payments. This fee is not a Premium Tax, but it is assessed in the same manner.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum fund expenses are described in the fee table contained in this prospectus.

The Contract

General Description

An annuity is a Contract between you, as the owner, and a life insurance company. The Contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), transferring assets from another IRA, or by "rolling over" assets from a qualified plan (a qualified Contract).

   The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our Variable Account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

   The Contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

   You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

                    A FEW THINGS TO KEEP IN MIND REGARDING

                        Who Should Purchase A Contract

       Under the Contract, you will have access to your investment only through annuity payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto).

       The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return

If for any reason you are not satisfied with your Contract, you may return it to us and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any investment experience in states were permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to Vanguard VIF Money Market Portfolio for the greater of 15 days or the Right to Return period for your state, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investing in Vanguard VIF Money Market Portfolio during the right to return period.

   To exercise your right to return your Contract, you must mail it directly to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105, or return it to us at AIG Life Insurance Company, Attention:
Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

   Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

..   dilution in the value of Fund shares underlying investment options of other
    Contract Owners;

..   interference with the efficient management of the Fund's portfolio; and

..   increased administrative costs.

   We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

..   an exchange out of a variable investment option, other than the Vanguard
    VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

..   an exchange into a variable investment option, other than the Vanguard VIF
    Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

..   exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

   If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

   The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

   In addition, we reserve the right to charge Contract Owners a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instructions to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

   The company may offer certain features, such as dollar cost averaging and/or automatic rebalancing, that provide for automatic and scheduled transfers between variable investment options. Under these features, transactions are generally priced as of the date of the transfer. However, if the scheduled date of the transfer falls on a non-business day, it will be processed as of the preceding business day. Dollar Cost averaging and automatic rebalancing do not count against the free transfers you are permitted to make each Contract year.

                               A CLOSER LOOK AT

                  Transfers Among Variable Investment Options

       How transfers among variable investment options are effected:

       (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

       (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

       (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

       Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Unit Value, is the minimum number of Annuity Units that may be transferred.

       For example, let's say that you owned 500 Annuity Units in subaccount one ("s1"), valued at $2 per Annuity Unit, for a total of $1,000 in monthly income. You decide to transfer the entire amount in s1 to subaccount two ("s2"). Annuity Units in s2 are currently valued at $5 per Annuity Unit. Upon completion of the transfer, you will own 200 Annuity Units in s2 valued at $5 per Annuity Unit, for a total of $1,000 in monthly income.

   The transfer request must clearly state which investment options are involved and the amount of the transfer.

   We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

Transaction Requests in Good Order

We will accept the Contract Owner's instructions to withdraw value from the Contract or to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with withdrawal or transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to withdraw or transfer assets properly.

   If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information. If we receive a withdrawal request and it is not in good order, the withdrawal will not be completed until we receive all necessary information.

   We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and and notify the Contract Owner when the request is cancelled.

Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of
Years

If you choose an annuity payment option where you will continuously receive annuity payments for "A Guaranteed Number of Years" (referred to as the "Guaranteed Period"), then you will have the right to make one partial withdrawal per Contract Year from the present value of your remaining variable annuity payments subject to the following provisions:

..   Annuity Partial Withdrawals Not Available in Washington State. The partial withdrawal feature of the Vanguard Lifetime Income Program(R) is not currently available to residents of Washington State. If you have any questions, please call us toll-free at 1-800-522-5555 on business days between 8 a.m. and 8 p.m. Eastern time.

..   Partial Withdrawal Transaction Charge. We will assess a partial withdrawal transaction charge for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. This charge will be deducted from the net proceeds of the partial withdrawal.

..   Determination of Subsequent Variable Annuity Payments. This prospectus describes how we determine variable annuity payments subsequent to the initial annuity payment. While the number of Annuity Units for each subaccount will generally remain constant, this prospectus lists two exceptions to that rule on page 28. Another exception exists if you make a partial withdrawal, as permitted in this prospectus. A partial withdrawal involves a transfer of assets out of a subaccount. As actual assets decrease in a subaccount, the number of Annuity Units in such subaccount must also be decreased to reflect the loss of those assets.

..   Access To Your Money. You may elect a partial withdrawal of a portion of the present value of the variable annuity payments remaining in the Guaranteed Period as long as at least five (5) years of variable guaranteed periodic payments remain in your annuity after the partial withdrawal has been completed. A partial withdrawal will reduce all remaining variable annuity payments, both guaranteed and life contingent, by an equal amount and will also reduce the length of the Guaranteed Period for variable annuity payments. See the section on "Computing the Partial Withdrawal Amount" in this prospectus.

..   Partial Withdrawal Limitations. In determining the value available for a partial withdrawal, only the present value of the variable annuity payments will be used. No fixed Annuity Payments will be used in determining partial withdrawal values, and neither the amount of fixed annuity payments nor the length of the Guaranteed Period for such fixed annuity payments will be affected by a partial withdrawal. At any time after the Right to Examine period has ended, you may request a partial withdrawal from your Contract as long as more than five (5) years remain in the Guaranteed Period. Partial withdrawals are only available under annuity options which are either a single or joint life annuity with payments guaranteed for a minimum number of years. The Guaranteed Period can never exceed the life expectancy of the Annuitant or Joint Annuitant and cannot be less than five
    (5) years. To effect a partial withdrawal, the Contract must be in force. Only one partial withdrawal is permitted during any Contract Year. The minimum partial withdrawal amount is $2,500. The partial withdrawal is restricted to an amount that allows at least five (5) years of guaranteed period variable Annuity Payments to remain in the Contract after the withdrawal.

..   Partial Withdrawals Reduce Your Future Variable Annuity Payments. If you
    make a partial withdrawal you will still receive annuity payments, but the partial withdrawal will result in a reduction in the amount of each remaining variable annuity payment as well as a decrease in the guaranteed period that will apply to such variable annuity payments. In addition, if you transfer values from one or more subaccounts which support those variable annuity payments to the fixed investment option which supports the fixed annuity payments at any time after a partial withdrawal has been taken, the Guaranteed Period related to those recently transferred values that are now supporting fixed annuity payments will remain shortened. The Guaranteed Period applicable to any pre-existing fixed annuity payments would not be affected. See "Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of Years" above for the definition of the term "Guaranteed Period."

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   When you request a partial withdrawal, we will take it from the subaccounts in which the annuity is then invested in the same proportion as the value invested in each subaccount on the date of the partial withdrawal. We charge a fee for each partial withdrawal, which will be deducted from the lump sum payment at the time a partial withdrawal is effected. Since the amount of annuity payments changes on the next Income Change Date, the reduction in annuity payments due to the partial withdrawal (but not the payment of the partial withdrawal amount) will be delayed until that time.

..   Computing the Partial Withdrawal Amount. If you make a partial withdrawal, we will calculate the present value of future variable annuity payments during the guaranteed period by discounting the payments at the assumed investment return, and with consideration to any fees charged for a partial withdrawal. The future variable income payment amount we use in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the withdrawal request by the current number of Annuity Units for each subaccount, and summing for all subaccounts. A partial withdrawal will reduce all future variable annuity payments by an equal amount, and the remaining length of the guaranteed period will also be reduced.

       The following four factors will determine the specific amount by which the remaining variable annuity payments will be reduced and by which the remaining length of the Guaranteed Period will be shortened:

    (1) the amount of the partial withdrawal request;

    (2) the length of time remaining in the Guaranteed Period at the time that the partial withdrawal is requested;

    (3) the age and sex of the Annuitant or Joint Annuitants; and

    (4) the Annuity Income Option chosen.

In other words, the more you withdraw will result in lower future variable annuity payments and more of a reduction in the length of time in the guaranteed period. Any fixed income payments remaining under the Contract and their guaranteed period will remain unchanged

       Example of Computing a Partial Withdrawal: Individual A is age 65 when he begins to receive variable annuity payments of $1,000. He receives payments in monthly installments from a Life Annuity with a Guaranteed Number of Years (20 years). In annuity payment year one, A requests the maximum partial withdrawal amount possible from his variable annuity. By taking this partial withdrawal, A's monthly variable annuity payments are reduced from $1,000 to $210 after the withdrawal, because the number of annuity units has been permanently reduced. A's guaranteed period for variable annuity payments is also reduced from 20 years to 5 years.

       Any portion of your Vanguard Lifetime Income Program that is allocated to fixed annuity income will not be changed, the monthly fixed payments will remain the same and the guaranteed period for such payments will not be reduced.

..   Taxes. Please read the tax discussion in your prospectus for information relating to partial withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Cancellation Rights

If you elect to include the cancellation option with your Contract, you may have the right to cancel your Contract. Otherwise, the cancellation option described in this section does not apply to you. The cancellation option is available with both the variable and the fixed payouts under all annuity options. If you choose the cancellation endorsement, the amount of each annuity payment will be lower than without the cancellation option.

Access to your Money/Cancellation of the Contract. If you are the Annuitant, you may access your money by receiving your scheduled annuity payments. Also, you, as the Contract Owner may cancel your Contract for its cancellation value within six (6) months after the contract date if the following conditions are met:

..   At the time of Contract issue, the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80;

..   Your Contract includes a Cancellation Endorsement;

..   Your Contract is in force; and

..   A Vanguard Lifetime Income Program Voluntary Cancellation Form is received by us, in good order, no later than six (6) months after the Annuity Contract date.

   If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during the six month period, which means that the annuitant(s) will receive no more payments under the Contract.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed annuity payments, to be determined as follows.

(1)The value of future variable annuity payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future variable annuity payments which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The amount of future variable annuity payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

(2)Fixed annuity payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed annuity payments which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date. For example, if the current annuity purchase rates for fixed annuity payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed annuity payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Additional Rights That We Have

We have the right at any time to:

(1)transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Annuity Unit value for that option to below $500;

(2)transfer the entire balance in proportion to any other investment options you then are using, if the Annuity Unit value in an investment option is below $500 for any other reason;

(3)end the automatic rebalancing feature if your Annuity Unit value falls below $5,000;

(4)replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

(5)add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Contracts from one investment option an put them into another, subject to SEC and other required regulatory approvals;

(6)operate the Variable Account under the direction of a committee or discharge such a committee at any time;

(7)operate the Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. The Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

(8)make other changes in the Contract that in our judgment are necessary or appropriate to ensure that the Contract continues to qualify for tax treatment as an annuity.

Annuity Payments

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semi-annual, or annual basis.

   You select the Income Start Date, which must be within 12 months after the Contract Date, and can start as early as 1 month after we receive your Premium Payment. In addition, annuity payments must begin by the Annuitant's 91st birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

   We will make annuity payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them.

                    A FEW THINGS TO KEEP IN MIND REGARDING

                               Annuity Payments

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If you choose to include the Cancellation Endorsement with your Contract, the amount of each annuity payment will be lower than without the Cancellation Endorsement.

     . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your Contract specific materials for the annuity options available in your Contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

..   Option 1--Life Annuity

    Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

..   Option 2--Life Annuity with a Guaranteed Number of Years

    Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

..   Option 3--Joint and Survivor Annuity

    Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive. However, the amount of the remaining annuity payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.


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


..   Option 4--Joint and Survivor Annuity with a Guaranteed Number of Years

    Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the a period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive.

    The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

                      SOMETHING TO KEEP IN MIND REGARDING

                        Annuity Payment Options 3 or 4

       Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the annuity payments to be made to the Joint Annuitant, upon the Annuitant's death, will be:

       (A) equal to the annuity payments you were receiving while both the Annuitant and the Joint Annuitant were alive; or

       (B) lower than the annuity payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

       All things being equal, annuity payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

..   the portion of the premium allocated to provide variable annuity payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

..   the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

..   the age and gender of the Annuitant (and Joint Annuitant, if any);

..   the annuity option selected;

..   the frequency of annuity payments;

..   the deduction of applicable premium taxes; and

..   the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

   In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Impact of Optional Cancellation Endorsement on Annuity Payments

If you choose to include the Cancellation Endorsement with your Contract, the amount of each annuity payment will be lower than without the Cancellation Endorsement. The reduction per annuity payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

..   If value is transferred from one investment option to another. See the example under "A Closer Look At Transfers Among Variable Investment Options" in this prospectus.

..   Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor annuity option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

   The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

   On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

   The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered.

   A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

                               PLAIN TALK ABOUT

                       Assumed Investment Return or AIR

     . If you allocated a portion of your premium to variable annuity income then you invested this premium into the annuity investment options available and selected an Assumed Investment Return (AIR). Currently, we offer an AIR of 5% or an AIR of 3.5%. In the future we may make additional AIRs available.

     . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your annuity investment options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your annuity investment options is less than the AIR, then your benefit payment will decrease.

    Selecting an AIR--Pros and Cons

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

Access to Your Money

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select. Under certain annuity options, surrenders or partial withdrawals are permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

   We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

..   the NYSE is closed other than weekend and holiday closings;

..   trading on the NYSE is restricted;

..   an emergency exists, as determined by a regulatory authority, such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

..   the SEC by order so permits for the protection of investors.

Death Benefit

Death Within Six Months of the Contract Date

In the event that the Annuitant and Joint Annuitant, if any, die within six
(6) months of the Contract Date, and your contract includes a Cancellation Endorsement, we may pay a lump sum death benefit to the Contract Owner, if living, or if not, to the Beneficiary, if the following conditions are met.

..   At the time of Contract issue, the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80; and

..   Your Contract includes a Cancellation Endorsement.

   Note: If you choose the Cancellation Endorsement, the amount of each annuity payment will be lower than without the cancellation option.

   The amount of the lump sum death benefit will be determined by:

..   Calculating the actuarial present value of future variable annuity payments as described under Computing the Cancellation Value earlier in this prospectus; and

..   Adding to that, the amount of premium allocated to pay fixed annuity payments, if any, minus any fixed annuity payments already made.

   No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six-month period.

   If you do not elect the Cancellation Endorsement, we shall pay the annuity payments, if any, according to the annuity payment option you selected.

Death Prior to Income Start Date

Subject to the above provision, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

   If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.


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


Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant we will pay any remaining benefit to the Annuitant's estate.

                                 A WORD ABOUT

                               Joint Annuitants

    The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

     .   Annuity Payment Option 3--Joint and Survivor Annuity; or

     . Annuity Payment Option 4--Joint and Survivor Annuity With A Guaranteed Number of Years.

   If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

     .   Annuity Payment Option 1--Life Annuity; or

     .   Annuity Payment Option 2--Life Annuity With A Guaranteed Number of
         Years.

    See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

Performance

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

   Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

   When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

   When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

   Average annual total return at the Variable Account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the Variable Account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

(1)the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

(2)other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

(3)the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

(4)indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

Taxes

INTRODUCTION

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

                       TAX TREATMENT OF DISTRIBUTIONS--

                              Qualified Contracts

     If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

     .   Individual Retirement Annuities ("IRAs");

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .   Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

DISTRIBUTIONS IN GENERAL

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

     This additional tax does not apply:

     . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;

     .   where the taxpayer is age 59 1/2 or older;

     .   where payment is made on account of death;

     .   where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .   in some cases, upon separation from service on or after age 55; or

     .   certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2--A Partial Withdrawal or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the Contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

   Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRAs")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the

Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

   Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

If you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

General

For annuity payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

   After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal--100% Taxable

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

     This additional tax does not apply where:

     . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium,
         (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;

     .   the taxpayer is age 59 1/2 or older;

     .   the payment is made on account of the taxpayer's disability;

     .   the payment is made on account of death;

     .   or in certain other circumstances.

It should be noted that a partial withdrawal or full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the Contract. You should also seek the advice of your tax adviser.

     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

NON-QUALIFIED CONTRACTS OWNED BY NON-NATURAL PERSONS

As a general rule, non-qualified annuity Contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity Contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity Contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity Contracts should consult with a tax adviser.

SECTION 1035 EXCHANGES

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

DIVERSIFICATION AND INVESTOR CONTROL

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

   There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

WITHHOLDING

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

   For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the Company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

   You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Other Information

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is, 600 King Street (DPEN), Wilmington DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

   We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our Contractual obligations to Contract owners and should not be considered as bearing on the investment performance of assets held in the Variable Account.

   The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AIG Life. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract Owners can enforce the guarantee directly.

   AIG Life expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

   National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc. and an affiliate of AIG Life.

Ownership

This prospectus describes a single premium immediate variable annuity Contract. You, as the owner of a Contract, are entitled to all the rights and privileges of ownership.

Voting Privileges

We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

   We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

   If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

   The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to Funds allocated to the fixed investment option.

   In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Contract Owners. We reserve the right to modify these procedures in any manner that the laws in effect from time to time allow.

Distribution of the Contract

American General Equity Services Corporation ("AGESC") is the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AIG Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AIG Life Insurance Company's other separate accounts and for the separate accounts of certain AIG Life Insurance Company affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   AIG Life Insurance Company will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.

   The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the AIG Life, the Variable Account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act").

Certain affiliated persons of AIG, including AIG Life, the Variable Account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, AIG Life, the Variable Account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

Financial Statements

The Financial Statements of AIG Life, the Variable Account and National Union can be found in the Statement of Additional Information ("SAI"), which may be obtained without charge by calling Vanguard Annuity and Insurance Services at
(800) 522-5555 (between 8 a.m. and 8 p.m. Eastern time) or write to Vanguard Annuity and Insurance Services at P.O. Box 1105, Valley Forge, PA 19482-1105. You may also call or write to AIG Life Insurance Company, Attention: Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801 (telephone 877-299-1724).

   The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

APPENDIX
Hypothetical Illustrations of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.79%, 6%, 8%, or 10%. The values would be different from those shown if the returns averaged 0%, 5.79%, 6%, 8%, or 10%, but fluctuated over and under those averages throughout the years.

   The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 0.52%. The amounts shown in the tables also take into account the arithmetic average of the funds' management fees and operating expenses at an annual rate of approximately 0.27% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your Contract may be more or less than 0.27%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of this prospectus entitled "Taxes."

   The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.52% for mortality and expense risk and the assumed 0.27% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 0.79%. The tables do not reflect the optional Cancellation Endorsement. If you have elected the optional Cancellation Endorsement, please contact your insurance representative for an illustration that reflects the Cancellation Endorsement.

   Two sets of tables follow--one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable annuity option. The second assumes that 50% of the single Premium Payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

   When part of the single Premium Payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant.

   These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

Annuity Payment Illustration

(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $678.88

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $655.31

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                           With an Assumed Rate of:



 Payment   Calendar Attained Gross Return  0.00%   5.79%   6.00%   8.00%    10.00%
  Year       Year     Year    Net Return  -0.79%   5.00%   5.21%   7.21%     9.21%
 -------   -------- -------- ------------ ------- ------- ------- ------- ---------
1.........   2006      65                 $655.31 $655.31 $655.31 $655.31 $  655.31
2.........   2007      66                  619.17  655.31  656.62  669.10    681.58
3.........   2008      67                  585.03  655.31  657.93  683.19    708.91
4.........   2009      68                  552.77  655.31  659.25  697.57    737.34
5.........   2010      69                  522.29  655.31  660.57  712.25    766.90
10........   2015      74                  393.32  655.31  667.20  790.43    933.48
15........   2020      79                  296.19  655.31  673.90  877.18  1,136.24
20........   2025      84                  223.05  655.31  680.67  973.47  1,383.04



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $339.44

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $327.66

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $339.44. The monthly guaranteed payment of $339.44 is being provided by the $50,000 applied under the fixed annuity option.

                               Monthly Payments
                           With an Assumed Rate of:



 Payment   Calendar Attained Gross Return  0.00%   5.79%   6.00%   8.00%    10.00%
  Year       Year     Year    Net Return  -0.79%   5.00%   5.21%   7.21%     9.21%
 -------   -------- -------- ------------ ------- ------- ------- ------- ---------
1.........   2006      65                 $667.10 $667.10 $667.10 $667.10 $  667.10
2.........   2007      66                  649.03  667.10  667.75  673.99    680.23
3.........   2008      67                  631.96  667.10  668.41  681.03    693.90
4.........   2009      68                  615.83  667.10  669.06  688.22    708.11
5.........   2010      69                  600.58  667.10  669.72  695.56    722.89
10........   2015      74                  536.10  667.10  673.04  734.65    806.18
15........   2020      79                  487.54  667.10  676.39  778.03    907.56
20........   2025      84                  450.97  667.10  679.77  826.17  1,030.96



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $637.36

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $613.64

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                           With an Assumed Rate of:



 Payment   Calendar Attained Gross Return 0.00%    5.79%   6.00%   8.00%   10.00%
  Year       Year     Year    Net Return  -0.79%   5.00%   5.21%   7.21%   9.21%
 -------   -------- -------- ------------ ------- ------- ------- ------- ---------
1.........   2006      65                 $613.64 $613.64 $613.64 $613.64 $  613.64
2.........   2007      66                  579.80  613.64  614.87  626.56    638.24
3.........   2008      67                  547.83  613.64  616.10  639.74    663.83
4.........   2009      68                  517.62  613.64  617.33  653.21    690.45
5.........   2010      69                  489.08  613.64  618.56  666.96    718.13
10........   2015      74                  368.31  613.64  624.77  740.16    874.12
15........   2020      79                  277.36  613.64  631.05  821.41  1,063.99
20........   2025      84                  208.87  613.64  637.38  911.56  1,295.10



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $318.68

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $306.82

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $318.68. The monthly guaranteed payment of $318.68 is being provided by the $50,000 applied under the fixed annuity option.

                               Monthly Payments
                           With an Assumed Rate of:



 Payment   Calendar Attained Gross Return  0.00%   5.79%   6.00%   8.00%    10.00%
  Year       Year     Year    Net Return  -0.79%   5.00%   5.21%   7.21%     9.21%
 -------   -------- -------- ------------ ------- ------- ------- ------- --------
1.........   2006      65                 $625.50 $625.50 $625.50 $625.50 $625.50
2.........   2007      66                  608.58  625.50  626.11  631.96  637.80
3.........   2008      67                  592.60  625.50  626.73  638.55  650.60
4.........   2009      68                  577.49  625.50  627.34  645.28  663.91
5.........   2010      69                  563.22  625.50  627.96  652.16  677.75
10........   2015      74                  502.83  625.50  631.07  688.76  755.74
15........   2020      79                  457.36  625.50  634.20  729.38  850.67
20........   2025      84                  423.11  625.50  637.37  774.46  966.23



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

         Table of Contents of the Statement of Additional Information



  3  General Information
  3  AIG Life
  3  Variable Account I
  3  National Union Fire Insurance Company of
     Pittsburgh, Pa.
  4  Services
  4  Distribution of the Contracts
  5  Performance Information
  5  Performance Data
  5  Average Annual Total Return Calculations
  7  Fund Performance Calculations
  8  Vanguard VIF Money Market Investment
     Option Yield and Effective Yield Calculations
  8  Contract Provisions
  8  Variable Income Payments
  9  Annuity Unit Value
  9  Net Investment Factor
 10  Misstatement of Age or Gender
 10  Evidence of Survival
 10  Additional Information About
     the Contracts
 10  Gender neutral policies
 10  Certain Arrangements
 10  Our General Account
 11  Material Conflicts
 11  Financial Statements
 12  Separate Account Financial Statements
 12  AIG Life Financial Statements
 12  National Union Financial Statements
 12  Incorporation of AIG Financial Information
 12  Index to Financial Statements

Issued by AIG Life Insurance Company, Form Number 16IVIA0403

Distributed by American General Equity Services Corporation, Member NASD,
  Member of American International Group, Inc.

Contact Information

For additional information about the Immediate Variable Annuity Contracts and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated ____________, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105 or call us at 1-800-522-5555. You can also contact AIG Life Insurance Company, Attention: Annuity Administration Department, 600 King Street (DPEN), Wilmington DE 19801, telephone 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.

The Vanguard Group, Vanguard, and the ship logo are trademarks of The Vanguard Group, Inc. Standard & Poor's 500 is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Vanguard Variable Insurance Fund and The Vanguard Group, Inc. Vangaurd mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolios. The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI Index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the SAI contains a more detailed description of the limited relationship MSCI has with The Vanguard Group. All other marks are the exclusive property of their respective owners.

Not available in the state of New York.

The underwriting risks, financial obligations and support functions associated with the products are the responsibility of the issuing insurance company. The issuing insurance company is responsible for its own financial condition and Contractual obligations. AIG Life Insurance Company does not solicit business in the state of New York. Contracts not available in all states.

                                                         [LOGO OF VANGUARD (R)]
                                                     AIG Life Insurance Company
                                                                    PAIGS052006

                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I

                      IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                          AIG LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                            600 KING STREET (DPEN)
                             WILMINGTON, DE 19801

                           TELEPHONE: 1-877-299-1724

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED __________, 2006

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for AIG Life Insurance Company Variable Account I (the "Separate Account" or "Variable Account I") dated __________, 2006, describing the immediate variable annuity contract for individuals (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Each term used in this SAI has the same meaning as is defined in the Contract prospectus.

                               TABLE OF CONTENTS

GENERAL INFORMATION..........................................................  3

   AIG Life..................................................................  3
   Variable Account I........................................................  3
   National Union Fire Insurance Company of Pittsburgh, Pa...................  3

SERVICES.....................................................................  4

DISTRIBUTION OF THE CONTRACTS................................................  4

PERFORMANCE INFORMATION......................................................  5

   Performance Data..........................................................  5
       Average Annual Total Return Calculations..............................  5
       Fund Performance Calculations.........................................  7
       Vanguard VIF Money Market Portfolio Investment Option Yield and
       Effective Yield Calculations..........................................  8

CONTRACT PROVISIONS..........................................................  8

   Variable Income Payments..................................................  8
   Annuity Unit Value........................................................  9
   Net Investment Factor.....................................................  9
   Misstatement of Age or Gender............................................. 10
   Evidence of Survival...................................................... 10

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................... 10

       Gender neutral policies............................................... 10
       Certain Arrangements.................................................. 10
       Our General Account................................................... 10

MATERIAL CONFLICTS........................................................... 11

FINANCIAL STATEMENTS......................................................... 11

   Separate Account Financial Statements..................................... 12
   AIG Life Financial Statements............................................. 12
   National Union Financial Statements....................................... 12
   Incorporation of AIG Financial Information................................ 12

INDEX TO FINANCIAL STATEMENTS................................................ 12

                              GENERAL INFORMATION

AIG Life

   We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and internationally. AIG American General is a marketing name of AIG Life and its affiliates. The commitments under the Contracts are AIG Life's, and AIG has no legal obligation to back those commitments.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Variable Account I

   We hold the Fund shares in the subaccounts of Variable Account I in which any of your single premium payment is invested. Variable Account I is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account I is divided into separate subaccounts, 24 of which are available under the Contracts offered by the Contract prospectus as variable investment options. All of these 24 subaccounts are offered under other AIG Life contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

   The assets in Variable Account I are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Contracts. AIG Life is obligated to pay all amounts under the Contracts due the Contract owners. We act as custodian for the Separate Account's assets.

National Union Fire Insurance Company of Pittsburgh, Pa.

   National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of AIG and an affiliate of AIG Life.

                                   SERVICES

   AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AIG Life paid AIG for these services $831,348, $1,473,348 and $2,757,831, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AIG Life paid AGLC for these services $30,831,012, $25,846,530 and $21,696,058, respectively.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   AIG Life will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the subaccounts of Variable Account I in advertisements, sales literature, or reports to Contract owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We also may present the yield or total return of the subaccount based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the subaccount or the Funds in which it invests. The performance information shown may reflect the deduction of one or more charges. We also may present the yield or total return of the Fund in which a subaccount invests.

   We may compare a subaccount's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AIG Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

   Performance information for any subaccount reflects the performance of a hypothetical contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

   The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes the applicable Separate Account or Contract charges: mortality and expense risk charge, premium tax charge and withdrawal charge at the end of the period.

   The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

   Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

  . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

  . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of the 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the mortality and expense risk charge, premium tax charge and the withdrawal charge.

  .   We divide the Redeemable Value by the Initial Investment.

  . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

   Average annual total return quotations for the variable investment options for the period ended December 31, 2005 are shown in the table below.

            Variable Investment Option Average Annual Total Returns with deduction of any applicable Separate Account or Contract charges
                          (through December 31, 2005)

                                                                                                 Since     Investment
                                                                                              Investment     Option
                                                                                                Option     Inception
Investment Option                                 1 year/1/ 3 years/2/ 5 years/2/ 10 years/2/ Inception/1/    Date
-----------------                                 --------  ---------  ---------  ----------  -----------  ----------
Vanguard(R) Dividend Growth Fund                    0.00%      N/A        N/A        N/A          9.23%    09/22/2003
Vanguard GNMA Fund                                 -0.86%      N/A        N/A        N/A          1.74%    09/22/2003
Vanguard Health Care Fund                          10.73%      N/A        N/A        N/A         12.90%    09/22/2003
Vanguard Inflation-Protected Securities Fund       -1.57%      N/A        N/A        N/A          4.18%    09/22/2003
Vanguard Total International Stock Index Fund      10.89%      N/A        N/A        N/A         20.65%    09/22/2003
Vanguard LifeStrategy(R) Conservative Growth Fund   0.22%      N/A        N/A        N/A          5.64%    09/22/2003
Vanguard LifeStrategy Growth Fund                   2.55%      N/A        N/A        N/A         10.37%    09/22/2003
Vanguard LifeStrategy Income Fund                  -0.96%      N/A        N/A        N/A          3.36%    09/22/2003
Vanguard LifeStrategy Moderate Growth Fund          1.40%      N/A        N/A        N/A          8.12%    09/22/2003
Vanguard VIF Balanced Portfolio                     2.49%      N/A        N/A        N/A          9.45%    09/22/2003
Vanguard VIF Capital Growth Portfolio               3.31%      N/A        N/A        N/A         12.43%    09/22/2003
Vanguard VIF Diversified Value Portfolio            3.25%      N/A        N/A        N/A         15.71%    09/22/2003
Vanguard VIF Equity Income Portfolio               -0.09%      N/A        N/A        N/A         10.74%    09/22/2003
Vanguard VIF Equity Index Portfolio                 0.54%      N/A        N/A        N/A          8.67%    09/22/2003
Vanguard VIF Growth Portfolio                       6.97%      N/A        N/A        N/A          9.12%    09/22/2003
Vanguard VIF High Yield Bond Portfolio             -1.42%      N/A        N/A        N/A          4.88%    09/22/2003
Vanguard VIF International Portfolio               11.59%      N/A        N/A        N/A         19.11%    09/22/2003
Vanguard VIF Mid-Cap Index Portfolio                9.35%      N/A        N/A        N/A         17.64%    09/22/2003
Vanguard VIF Money Market Portfolio                -1.02%      N/A        N/A        N/A         -0.10%    09/22/2003
Vanguard VIF REIT Index Portfolio                   7.30%      N/A        N/A        N/A         20.78%    09/22/2003
Vanguard VIF Short-Term Corporate Portfolio        -1.90%      N/A        N/A        N/A          0.10%    09/22/2003
Vanguard VIF Small Company Growth Portfolio         1.95%      N/A        N/A        N/A         10.07%    09/22/2003
Vanguard VIF Total Bond Market Index Portfolio     -1.76%      N/A        N/A        N/A          1.40%    09/22/2003
Vanguard VIF Total Stock Market Index Portfolio     1.82%      N/A        N/A        N/A         10.07%    09/22/2003

____________________
* The performance figures in the table reflect the investment performance for the Division for the stated periods and should not be used to infer that future performance will be the same.

/1./ The Contracts are sold in jurisdictions where the highest premium tax is 3.5%. The effect of this charge is included in the table. We currently charge Contracts issued in Texas a .026% maintenance fee. No separate "Texas-only" table is shown.

/2./ "N/A" indicates data is not available for the stated period. None of the investment options has an inception date earlier than September 15, 2003, the effective date of the registration statement.

   Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invests may pre-date the effective date of the variable investment option being offered in the Contract.

   The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invest. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the mortality and expense risk charge or any other deductions of the Separate Account or of the Contracts. If these charges had been reflected, then the Fund average annual total return quotations would have been lower than what is currently shown.

                       Fund Average Annual Total Returns
   without deduction of any applicable Separate Account or Contract charges
                          (through December 31, 2005)

                                                                                               Since       Fund
                                                                                               Fund      Inception
Fund                                            1 year/1/ 3 years/1/ 5 years/1/ 10 years/1/ Inception/2/   Date
----                                            --------  ---------  ---------  ----------  -----------  ----------
Vanguard Dividend Growth Fund                     4.23%     14.35%     -1.54%      5.52%           *     05/15/1992
Vanguard GNMA Fund                                3.33%      3.32%      5.48%      6.09%           *     06/27/1980
Vanguard Health Care Fund                        15.41%     16.95%      5.72%     17.43%           *     05/23/1984
Vanguard Inflation-Protected Securities Fund      2.59%      6.26%      8.53%       N/A         8.86%    06/29/2000
Vanguard Total International Stock Index Fund    15.57%     25.14%      5.85%       N/A         5.51%    04/29/1996
Vanguard LifeStrategy Conservative Growth Fund    4.45%      9.57%      4.46%      7.53%           *     09/30/1994
Vanguard LifeStrategy Growth Fund                 6.88%     15.64%      3.48%      8.47%           *     09/30/1994
Vanguard LifeStrategy Income Fund                 3.23%      6.63%      4.78%      6.92%           *     09/30/1994
Vanguard LifeStrategy Moderate Growth Fund        5.69%     12.67%      4.15%      8.13%           *     09/30/1994
Vanguard VIF Balanced Portfolio                   6.83%     12.71%      6.88%      9.92%           *     05/23/1991
Vanguard VIF Capital Growth Portfolio             7.68%     20.24%       N/A        N/A        17.26%    12/03/2002
Vanguard VIF Diversified Value Portfolio          7.61%     19.34%      7.99%       N/A         7.14%    02/08/1999
Vanguard VIF Equity Income Portfolio              4.14%     13.66%      4.09%      9.55%           *     06/07/1993
Vanguard VIF Equity Index Portfolio               4.79%     14.26%      0.45%      9.01%           *     04/29/1991
Vanguard VIF Growth Portfolio                    11.49%     14.68%     -8.00%      3.86%           *     06/07/1993
Vanguard VIF High Yield Bond Portfolio            2.75%      9.23%      6.44%       N/A         6.02%    06/03/1996
Vanguard VIF International Portfolio             16.31%     23.27%      4.76%      7.58%           *     06/03/1994
Vanguard VIF Mid-Cap Index Portfolio             13.97%     22.50%      9.31%       N/A        12.85%    02/09/1999
Vanguard VIF Money Market Portfolio               3.17%      1.81%      2.30%      3.95%           *     05/02/1991
Vanguard VIF REIT Index Portfolio                11.83%     25.52%     18.08%       N/A        16.31%    02/09/1999
Vanguard VIF Short-Term Corporate Portfolio       2.34%      2.65%      4.39%       N/A         4.67%    02/08/1999
Vanguard VIF Small Company Growth Portfolio       6.26%     20.01%      6.75%       N/A        12.50%    06/03/1996
Vanguard VIF Total Bond Market Index Portfolio    2.40%      3.54%      5.42%      5.86%           *     04/29/1991
Vanguard VIF Total Stock Market Index Portfolio   6.13%       N/A        N/A        N/A        15.34%    01/08/2003

____________________
/1. /"N/A" indicates data is not available for the stated period.
/2. /"*" indicates SEC rules that require us to show return information for no more than 10 years.

   Vanguard VIF Money Market Portfolio Investment Option Yield and Effective Yield Calculations. We calculate the Vanguard VIF Money Market Portfolio Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

  . We take the net change in the value of your single premium payment during the period.

  . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

  . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

  . We carry the current yield figure to the nearest one-hundredth of one percent.

   We do not include realized capital gains or losses and unrealized appreciation or depreciation of the investment option's division in the calculation. The Vanguard VIF Money Market Portfolio Investment Option's historical yield for the seven day period ended December 31, 2005 was 2.46%.

   We determine the Vanguard VIF Money Market Portfolio Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The Vanguard VIF Money Market Portfolio Investment Option's historical effective yield for the seven day period ended December 31, 2005 was 2.49%. Yield and effective yield do not reflect the deduction of any charges that we may impose when you redeem Annuity Units.

   The yield and effective yield calculations above do not reflect any Contract or Contract-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                              CONTRACT PROVISIONS

Variable Income Payments

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each Variable Annuity Income payment determined by our currently used rate factor and the Annuity Unit Values.

Annuity Unit Value

   The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Unit Value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit Value is being determined; and

   (b) is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

   The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by
(b) and subtracting (c) from the result, where:

   (a) is equal to:

       (i) the net asset value per share of the underlying Fund held in the subaccount determined at the end of that Valuation Period, plus

       (ii)the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

      (iii)a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

   (b) is equal to:

       (i) the net asset value per share of the underlying Fund held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

       (ii)the per share charge or credit for any change in tax reserves for the prior Valuation Period.

   (c) is equal to the mortality and expense risk charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

   We will require proof of the age and gender of the Annuitant before making any annuity payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.14% to 0.46% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. These amounts will not be paid by the Funds or Contract owners.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

  .   state insurance law or federal income tax law changes;

  .   investment management of an underlying Fund changes; or

  . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2005 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2005 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

   The balance sheets of AIG Life at December 31, 2005 and 2004 and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2005, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

National Union Financial Statements

   The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

Incorporation of AIG Financial Information

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K/A for the year ended December 31, 2005, File No. 001-08787, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

[FINANCIALS TO BE FILED BY AMENDMENT.]

   You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Contracts.

                                                                    Page
                                                                  ---------
I.  Variable Account I 2005 Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered
  Public Accounting Firm......................................... VA I - 1
Statement of Net Assets as of December 31, 2005.................. VA I - 2
Statement of Operations for the year ended December 31, 2005..... VA I - 4
Statement of Changes in Net Assets for the years ended
  December 31, 2005 and 2004..................................... VA I - 6
Notes to Financial Statements.................................... VA I - 30

                                                                    Page
                                                                  ---------
II.   AIG Life 2005 Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered
  Public Accounting Firm.........................................   F - 2
Balance Sheets as of December 31, 2005 and 2004..................   F - 3
Statements of Income for the years ended December 31, 2005, 2004
  and 2003.......................................................   F - 5
Statements of Shareholders' Equity for the years ended
  December 31, 2005, 2004 and 2003...............................   F -6
Statements of Cash Flows for the years ended December 31, 2005,
  2004 and 2003..................................................   F - 7
Statements of Comprehensive Income for the years ended
  December 31, 2005, 2004 and 2003...............................   F - 8
Notes to Financial Statements....................................   F - 9

                                                                    Page
                                                                  ---------
III.   National Union Financial Statements (Statutory Basis)

Report of PricewaterhouseCoopers LLP, Independent Auditors.......     2
Statements of Admitted Assets (Statutory Basis) as of
  December 31, 2005 and 2004.....................................     3
Statements of Liabilities, Capital and Surplus (Statutory Basis)
  as of..........................................................
December 31, 2005 and 2004.......................................     4
Statements of Income and Capital and Surplus (Statutory Basis)
  for the years..................................................
ended December 31, 2005 and 2004.................................     5
Statements of Cash Flow (Statutory Basis) for the years ended
  December 31, 2005 and 2004.....................................     6
Notes to Statutory Basis Financial Statements....................     7

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial statements.

    (1) Audited Financial Statements of Variable Account I of AIG Life Insurance Company for the year ended December 31, 2005. (To be filed by Amendment)

    (2) Audited Financial Statements of AIG Life Insurance Company for the year ended December 31, 2005, for the year ended December 31, 2004 and for the year ended December 31, 2003. (To be filed by Amendment)

    (3) The statutory statement of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005. (To be filed by Amendment)

(b) Exhibits.

    (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

    (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

    (2)    N/A

    (3)(a) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (6)

     (4)(a) Form of Single Premium Immediate Variable Annuity Nonparticipating Contract, Form No. 16IVIA0403. (8)

     (4)(b)      Form of Endorsement - Partial Withdrawal, Form No.
                 14IVPW0403. (8)

     (4)(c) Form of Endorsement Cancellation Option, Form No. 16IVCO0403-Rev(11/05). (Filed herewith)

     (5)(a) Form of Variable Immediate Annuity Application, Form No. 14IVIA0403 rev 041906. (15)

     (6)(a) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (2)

     (6)(b) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (2)

     (6)(c) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (6)

     (6)(d) By-Laws of AIG Life Insurance Company, restated as of April 27, 2005. (12)

     (6)(e) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (10)

     (7)         N/A

     (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (6)

     (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (6)

     (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement
                 dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (6)

     (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (6)

     (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, effective January 1, 2002. (6)

     (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (10)

     (8)(a)(vii) Form of Addendum No. 32 to Service and Expense Agreement
                 dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (11)

     (8)(b)(i) Form of Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. dated December 27, 2001. (4)

     (8)(b)(ii) Form of Addendum to Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. (7)

     (8)(c)(i) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (7)

     (8)(d) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of AIG Life Insurance Company. (12)

     (8)(e) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (12)

     (9)(a)      Opinion and Consent of Lauren W. Jones, Esq., Deputy
                 General Counsel of American General Life Companies, LLC. (9)

    (9)(b) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (13)

    (9)(c) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (13)

    (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (To be filed by Amendment)

    (11)    N/A

    (12)    N/A

    (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (14)

    (13)(b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, of National Union Fire Insurance Company of Pittsburgh, Pa. (16)

____________________

(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on April 28, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

(7) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 25, 2003.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-105763) of Variable Account I of AIG Life Insurance Company filed on June 2, 2003.

(9) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-105763) of Variable Account I of AIG Life Insurance Company filed on September 15, 2003.

(10)Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 28, 2004.

(11)Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(12)Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(13)Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-105763) of Variable Account I of AIG Life Insurance Company filed on October 25, 2005.

(14)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-105763) of Variable Account I of AIG Life Insurance Company filed on March 24, 2006.

(15)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-105763) of Variable Account I of AIG Life Insurance Company filed on May 1, 2006.

(16) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-105763) of Variable Account I of AIG Life Insurance Company filed on June 22, 2006.

Item 25. Directors and Officers of the Depositor

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       ------------------------------------

Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff      Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz           Director, Chairman-Global High Net Worth,
830 Third Avenue         Corporate Markets & Domestic Institutional Profit
New York, NY 10022       Center, and Chief Executive Officer-Global High
                         Net Worth, Corporate Markets & Domestic
                         Institutional Profit Center

Mary Jane B. Fortin      Director, Executive Vice President and Chief
2929 Allen Parkway       Financial Officer
Houston, TX 77019

David L. Herzog          Director
70 Pine Street
New York, NY 10270

Richard A. Hollar        Director, Chairman-Independent Distribution
750 West Virginia Street Profit Center & Chief Executive
Milwaukee, WI 53204      Officer-Independent Distribution Profit Center

Royce G. Imhoff, II      Director, President-Independent Distribution
2929 Allen Parkway       Profit Center
Houston, TX 77019

Gary D. Reddick          Director, Executive Vice President and Chief
2929 Allen Parkway       Administrative Officer
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       ------------------------------------

Christopher J. Swift     Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley         Director, President-AIG Benefit Solutions Profit
2929 Allen Parkway       Center and Chief Executive Officer-AIG Benefit
Houston, TX 77019        Solutions Profit Center

Matthew Winter           Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker         President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien      Senior Vice President and Chief Marketing
2727 Allen Parkway       Officer-Independent Agency Group
Houston, TX 77019

Richard C. Schuettner    President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele          President-Structured Settlements
205 E. 10th Street
Amarillo, TX 79101

David R. Armstrong       Executive Vice President-AIG Benefit Solutions &
3600 Route 66            AIG Financial Institution Solutions Profit Center
Neptune, NJ 07754

Chris T. Calos           Executive Vice President-AIG Benefit Solutions
3600 Route 66            Profit Center
Neptune, NJ 07754

Rebecca G. Campbell      Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
------------------     ------------------------------------

Dan E. Trudan          Executive Vice President-Operations, Independent
750 West Virginia St.  Distribution Profit Center
Milwaukee, WI 53204

Steven D. Anderson     Senior Vice President-Independent Distribution
2727 Allen Parkway     Profit Center and Chief Financial
Houston, TX 77019      Officer-Independent Distribution Profit Center

Erik A. Baden          Senior Vice President-Independent Distribution
2727 Allen Parkway     Profit Center
Houston, TX 77019

Wayne A. Barnard       Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein    Senior Vice President and Chief and Appointed
2727-A Allen Parkway   Actuary
Houston, TX 77019

Patricia A. Bosi       Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson     Senior Vice President and Chief Information
2727 Allen Parkway     Officer
Houston, TX 77019

James A. Galli         Senior Vice President and
830 Third Avenue       Chief Business Development Officer
New York, NY 10022

Robert M. Goldbloom    Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding   Senior Vice President
830 Third Avenue
New York, NY 10022

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
------------------     ------------------------------------

Robert F. Herbert, Jr. Senior Vice President, Treasurer and Controller 2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings       Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Harry R. Miller        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
------------------     ------------------------------------

Barry Pelleterri       Senior Vice President
3600 Route 66
Neptune, NJ 07754

Dennis H. Roberts      Senior Vice President and Chief Distribution
2727 Allen Parkway     Officer-Independent Agency Group
Houston, TX 77019

Robert E. Steele       Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Michael W. Witwer      Senior Vice President
3600 Route 66
Neptune, NJ 07754

Frederic R. Yopps      Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman    Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon        Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel         Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski    Vice President
3600 Route 66
Neptune, NJ 07754-1580

Paul Bell, III         Vice President and Medical Director
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       ------------------------------------

Michael B. Boesen        Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady           Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman     Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

James B. Brown           Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield     Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner        Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey      Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs           Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi         Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack       Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal        Positions and Offices with Depositor
Business Address          AIG Life Insurance Company
------------------        ------------------------------------

Douglas M. Donnenfield    Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan        Vice President
2727 Allen Parkway
Houston, TX 77019

Donna F. Fahey            Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi       Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

John T. Fieler            Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr. Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette       Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer      Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger     Vice President and Medical Director
70 Pine Street
New York, NY 10270

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       ------------------------------------

Joel H. Hammer           Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Craig H. Harrel          Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington      Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty            Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig           Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby           Vice President
2727 Allen Parkway
Houston, TX 77019

Karen M. Isaacs          Vice President
3600 Route 66
Neptune, NJ 07754

David S. Jorgensen       Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy       Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman         Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Name and Principal    Positions and Offices with Depositor
Business Address      AIG Life Insurance Company
------------------    ------------------------------------

Frank A. Kophamel     Vice President
3600 Route 66
Neptune, NJ 07754

Charles L. Levy       Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis           Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley         Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers       Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett  Vice President
2727 Allen Parkway
Houston, TX 77019

Randy J. Marash       Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin       Vice President
2929 Allen Parkway
Houston, TX 77019

W. Larry Mask         Vice President, Real Estate Investment Officer and
2727 Allen Parkway    Assistant Secretary
Houston, TX 77019

Gordon S. Massie      Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------       ------------------------------------

Melvin C. McFall         Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland     Vice President
2727 Allen Parkway
Houston, TX 77019

Richard A. Mercante      Vice President
175 Water Street
New York, NY 10038

Beverly A. Meyer         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael       Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio            Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller         Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols          Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson       Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Name and Principal        Positions and Offices with Depositor
Business Address          AIG Life Insurance Company
------------------        ------------------------------------

Rembert R. Owen, Jr.      Vice President, Real Estate Investment Officer and
2929 Allen Parkway        Assistant Secretary
Houston, TX 77019

Lori J. Payne             Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen       Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival         Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel          Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins             Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.    Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben        Vice President
#1 Franklin Square
Springfield, IL 62713

Kristin Sather            Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard W. Scott          Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
------------------     ------------------------------------

Tom L. Scott            Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires          Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton     Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba       Vice President
2929 Allen Parkway
Houston, TX 77019

Paul Turner             Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh         Vice President
3600 Route 66
Neptune, NJ 07754

Curt Vondrasek          Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Christian D. Weiss      Vice President
#1 Franklin Square
Springfield, IL 62713

Ronald J. Williams      Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck       Secretary
70 Pine Street
New York, NY 10270

Name and Principal   Positions and Offices with Depositor
Business Address     AIG Life Insurance Company
------------------   ------------------------------------

Lauren W. Jones      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K/A, SEC file number 001-08787, accession number 0000950123-06-007835, filed June 19, 2006.

                              SUBSIDIARIES OF AIG

                                                                                    Percentage
                                                                                    of Voting
                                                                                    Securities
                                                                   Jurisdiction of Owned by its
                                                                    Incorporation   Immediate
                                                                   or Organization Parent/(2)/
                                                             --------------------- ------------
American International Group, Inc./(1)/.....................          Delaware....         / (3)/
 AIG Aviation, Inc..........................................           Georgia....      100
 AIG Bulgaria Insurance and Reinsurance Company EAD.........          Bulgaria....      100
 AIG Capital Corporation....................................          Delaware....      100
   AIG Consumer Finance Group, Inc..........................          Delaware....      100
     AIG Bank Polska S.A....................................            Poland....    99.92
     AIG Credit S.A.........................................            Poland....      100
     Compania Financiera Argentina S.A......................         Argentina....      100
   AIG Equipment Finance Holdings, Inc......................          Delaware....      100
     AIG Commercial Equipment Finance, Inc..................          Delaware....      100
       AIG Commercial Equipment Finance Company, Canada.....            Canada....      100
   AIG Finance Holdings, Inc................................          New York....      100
     AIG Finance (Hong Kong) Limited........................         Hong Kong....      100
   AIG Global Asset Management Holdings Corp................          Delaware....      100
     AIG Asset Management Services, Inc.....................          Delaware....      100
       Brazos Capital Management, L.P.......................          Delaware....       92
     AIG Capital Partners, Inc..............................          Delaware....      100
     AIG Equity Sales Corp..................................          New York....      100
     AIG Global Investment Corp.............................        New Jersey....      100
     AIG Global Securities Lending Corp.....................          Delaware....      100
   International Lease Finance Corporation..................        California....    67.23 /(4)/
   AIG Global Real Estate Investment Corp...................          Delaware....      100
 AIG Credit Corp............................................          Delaware....      100
   A.I. Credit Consumer discount Corp.......................      Pennsylvania....      100
   A.I. Credit Corp.........................................     New Hampshire....      100
   AICCO, Inc...............................................          Delaware....      100
   AICCO, Inc...............................................        California....      100
   AIG Credit Corp. of Canada...............................            Canada....      100
   Imperial Premium Funding Inc.............................          Delaware....      100
AIG Egypt Insurance Company, S.A.E..........................             Egypt....    89.98
AIG Federal Savings Bank....................................            U.S.A.....      100

                              SUBSIDIARIES OF AIG

                                                                                        Percentage
                                                                                        of Voting
                                                                                        Securities
                                                                       Jurisdiction of Owned by its
                                                                        Incorporation   Immediate
                                                                       or Organization Parent/(2)/
                                                                 --------------------- ------------
AIG Financial Advisor Services, Inc.............................          Delaware....      100
 AIG Financial Advisor Services (Europe), S.A...................        Luxembourg....      100
AIG Financial Products Corp.....................................          Delaware....      100
 AIG Matched Funding Corp.......................................          Delaware....      100
 Banque AIG.....................................................            France....      90 /(5)/
AIG Funding, Inc................................................          Delaware....      100
AIG Global Trade & Political Risk Insurance Company.............        New Jersey....      100
A.I.G. Golden Insurance Ltd.....................................            Israel....    50.01
AIG Life Holdings (International) LLC...........................          Delaware....      100
 American International Reinsurance Company, Ltd................           Bermuda....      100
   AIG Edison Life Insurance Company............................             Japan....      90 /(6)/
   American International Assurance Company, Limited............         Hong Kong....      100
   American International Assurance Company (Australia) Limited.         Australia....      100
   American International Assurance Company (Bermuda) Limited...           Bermuda....      100
     American International Assurance Co. (Vietnam) Limited.....           Vietnam....      100
     Tata AIG Life Insurance Company Limited....................             India....       26
   Nan Shan Life Insurance Company, Ltd.........................            Taiwan....       95
AIG Life Insurance Company......................................          Delaware....      79 /(7)/
AIG Life Insurance Company of Puerto Rico.......................       Puerto Rico....      100
AIG Liquidity Corp..............................................          Delaware....      100
AIG Marketing, Inc..............................................          Delaware....      100
AIG Private Bank Ltd............................................       Switzerland....      100
AIG Retirement Services, Inc....................................          Delaware....      100/(8)/
 SunAmerica Life Insurance Company..............................           Arizona....      100
   SunAmerica Investments, Inc..................................           Georgia....      70 /(9)/
     AIG Advisor Group, Inc.....................................          Maryland....      100
       Advantage Capital Corporation............................          New York....      100
       FSC Securities Corporation...............................          Delaware....      100
       Royal Alliance Associates, Inc...........................          Delaware....      100
       Sentra Securities Corporation............................        California....      100
       Spelman & Co., Inc.......................................        California....      100
       SunAmerica Securities, Inc...............................          Delaware....      100
     AIG SunAmerica Life Assurance Company......................           Arizona....      100/(10)/
       AIG SunAmerica Asset Management Corp.....................          Delaware....      100
        AIG SunAmerica Capital Services. Inc....................          Delaware....      100
     First SunAmerica Life Insurance Company....................          New York....      100
AIG Risk Management, Inc........................................          New York....      100
AIG Technologies, Inc...........................................     New Hampshire....      100
AIGTI, Inc......................................................          Delaware....      100
AIG Trading Group Inc...........................................          Delaware....      100
 AIG International, Inc.........................................          Delaware....      100
AIU Holdings, LLC...............................................          Delaware....      100
 AIG Central Europe & CIS Insurance Holdings Corporation........          Delaware....      100
   AIG Bulgaria Insurance and Reinsurance Company EAD...........          Bulgaria....      100
   AIG Czech Republic pojistovna, as............................             Czech
                                                                          Republic....      100
   AIG Kazakhstan Insurance Company, S.A........................         Kzakhstan....    88.87
AIU Africa Holdings, Inc........................................          Delaware....      100

                              SUBSIDIARIES OF AIG

                                                                                            Percentage
                                                                                            of Voting
                                                                                            Securities
                                                                           Jurisdiction of Owned by its
                                                                            Incorporation   Immediate
                                                                           or Organization Parent/(2)/
                                                                     --------------------- ------------
   AIG Kenya Insurance Company, Limited.............................            Kenya.....      100
 AIG Memsa, Inc.....................................................         Delaware.....      100
   AIG Iraq.........................................................         Delaware.....      100
   AIG Lebanon, S.A.L...............................................          Lebanon.....      100
   AIG Libya, Inc...................................................         Delaware.....      100
   AIG Hayleys Investment Holdings (Private) Ltd....................              Sri
                                                                                Lanka.....       80
     Hayleys AIG Insurance Company, Ltd.............................              Sri
                                                                                Lanka.....      100
   AIG Sigorta A.S..................................................           Turkey.....      100
   Tata AIG General Insurance Company Limited.......................            India.....       26
AIU Insurance Company...............................................         New York.....       52/(11)/
AIU North America, Inc..............................................              New
                                                                                 York.....      100
American General Corporation........................................            Texas.....      100
 American General Bancassurance Services, Inc.......................         Illinois.....      100
 AGC Life Insurance Company.........................................         Missouri.....      100
   AIG Life Holdings (Canada), ULC..................................           Canada.....      100
     AIG Assurance Canada...........................................           Canada.....      100
     AIG Life Insurance Company of Canada...........................           Canada.....      100
   AIG Life of Bermuda, Ltd.........................................          Bermuda.....      100
   American General Life and Accident Insurance Company.............        Tennessee.....      100
   American General Life Insurance Company..........................            Texas.....      100
     American General Annuity Service Corporation...................            Texas.....      100
     AIG Enterprise Services, LLC...................................         Delaware.....      100
     American General Equity Services Corporation...................         Delaware.....      100
     American General Life Companies, LLC...........................         Delaware.....      100
     The Variable Annuity Life Insurance Company....................            Texas.....      100
       VALIC Retirement Services Company............................            Texas.....      100
       VALIC Trust Company..........................................            Texas.....      100
   American General Property Insurance Company......................        Tennessee.....    51.85/(12)/
     American General Property Insurance Company of Florida.........          Florida.....      100
   AIG Annuity Insurance Company....................................            Texas.....      100
   The United States Life Insurance Company in the City of New York.              New
                                                                                 York.....      100
 American General Finance, Inc......................................          Indiana.....      100
   American General Auto Finance, Inc...............................         Delaware.....      100
   American General Finance Corporation.............................          Indiana.....      100
     MorEquity, Inc.................................................           Nevada.....      100
       Wilmington Finance, Inc......................................         Delaware.....      100
     Merit Life Insurance Co........................................          Indiana.....      100
     Yosemite Insurance Company.....................................          Indiana.....      100
       CommoLoCo, Inc...............................................      Puerto Rico.....      100
   American General Financial Services of Alabama, Inc..............         Delaware.....      100
 American General Investment Management Corporation.................         Delaware.....      100
 American General Realty Investment Corporation.....................            Texas.....      100
 American General Assurance Company.................................         Illinois.....      100
   American General Indemnity Company...............................         Illinois.....      100
 Knickerbocker Corporation..........................................            Texas.....      100
American Home Assurance Company.....................................         New York.....      100
 AIG Domestic Claims, Inc...........................................         Delaware.....       50/(13)/

                              SUBSIDIARIES OF AIG

                                                                                                        Percentage
                                                                                                        of Voting
                                                                                                        Securities
                                                                                       Jurisdiction of Owned by its
                                                                                        Incorporation   Immediate
                                                                                       or Organization Parent/(2)/
                                                                                 --------------------- ------------
  AIG Hawaii Insurance Company, Inc.............................................            Hawaii....      100
   American Pacific Insurance Company, Inc......................................            Hawaii....      100
  American International Insurance Company......................................          New York....      100
   American International Insurance Company of California, Inc..................        California....      100
   American International Insurance Company of New Jersey.......................        New Jersey....      100
   Minnesota Insurance Company..................................................         Minnesota....      100
  American International Realty Corp............................................          Delaware....     31.5/(14)/
  Pine Street Real Estate Holdings Corp.........................................     New Hampshire....    31.47/(14)/
  Transatlantic Holdings, Inc...................................................          Delaware....    33.41/(15)/
   Transatlantic Reinsurance Company............................................          New York....      100
     Putnam Reinsurance Company.................................................          New York....      100
     Trans Re Zurich............................................................       Switzerland....      100
American International Insurance Company of Delaware............................          Delaware....      100
American International Life Assurance Company of New York.......................          New York....    77.52/(16)/
American International Reinsurance Company, Ltd.................................           Bermuda....      100
American International Underwriters Corporation.................................          New York....      100
American International Underwriters Overseas, Ltd...............................           Bermuda....      100
  AIG Europe (Ireland) Limited..................................................           Ireland....      100
  AIG Europe (U.K.) Limited.....................................................           England....      100
  AIG Brasil Companhia de Seguros...............................................            Brazil....       50
  AIG General Insurance (Vietnam) Company Limited...............................           Vietnam....      100
  Universal Insurance Co., Ltd..................................................          Thailand....      100
  La Seguridad de Centroamerica, Compania de Seguros S.A........................         Guatemala....      100
  La Meridional Compania Argentina de Seguros...................................         Argentina....      100
  American International Insurance Company of Puerto Rico.......................       Puerto Rico....      100
  A.I.G. Colombia Seguros Generales S.A.........................................          Colombia....      100
  American International Underwriters GmBH......................................           Germany....      100
  Richmond Insurance Company Limited............................................           Bermuda....      100
  Underwriters Adjustment Company, Inc..........................................            Panama....      100
American Life Insurance Company.................................................          Delaware....      100
  AIG Life (Bulgaria) Z.D. A.D..................................................          Bulgaria....      100
  ALICO, S.A....................................................................            France....      100
  First American Polish Life Insurance and Reinsurance Company, S.A.............            Poland....      100
  Inversiones Interamericana S.A. (Chile).......................................             Chile....      100
  Pharaonic American Life Insurance Company.....................................             Egypt....    71.63
  Unibanco AIG Seguros S.A......................................................            Brazil....    47.81/(17)/
AIG Life Insurance Company (Switzerland) Ltd....................................       Switzerland....      100
American Security Life Insurance Company, Ltd...................................      Lichtenstein....      100
Birmingham Fire Insurance Company of Pennsylvania...............................      Pennsylvania....      100
China America Insurance Company, Ltd............................................          Delaware....       50
Commerce and Industry Insurance Company.........................................          New York....      100
Commerce and Industry Insurance Company of Canada...............................           Ontario....      100
Delaware American Life Insurance Company........................................          Delaware....      100
Hawaii Insurance Consultants, Ltd...............................................            Hawaii....      100
HSB Group, Inc..................................................................          Delaware....      100
  The Hartford Steam Boiler Inspection and Insurance Company....................       Connecticut....      100
   The Hartford Steam Boiler Inspection and Insurance Company of Connecticut....       Connecticut....      100

                              SUBSIDIARIES OF AIG

                                                                                                        Percentage
                                                                                                        of Voting
                                                                                                        Securities
                                                                                       Jurisdiction of Owned by its
                                                                                        Incorporation   Immediate
                                                                                       or Organization Parent/(2)/
                                                                                 --------------------- ------------
   HSB Engineering Insurance Limited............................................           England....      100
     The Boiler Inspection and Insurance Company of Canada......................            Canada....      100
The Insurance Company of the State of Pennsylvania..............................      Pennsylvania....      100
Landmark Insurance Company......................................................        California....      100
Mt. Mansfield Company, Inc......................................................           Vermont....      100
National Union Fire Insurance Company of Pittsburgh, Pa.........................      Pennsylvania....      100
  American International Specialty Lines Insurance Company......................            Alaska....       70/(18)/
  Lexington Insurance Company...................................................          Delaware....       70/(18)/
   AIG Centennial Insurance Company.............................................      Pennsylvania....      100
     AIG Premier Insurance Company..............................................      Pennsylvania....      100
       AIG Indemnity Insurance Company..........................................      Pennsylvania....      100
     AIG Preferred Insurance Company............................................      Pennsylvania....      100
     AIG Auto Insurance Company of New Jersey...................................        New Jersey....      100
   JI Accident & Fire Insurance Co. Ltd.........................................             Japan....       50
  National Union Fire Insurance Company of Louisiana............................         Louisiana....      100
  National Union Fire Insurance Company of Vermont..............................           Vermont....      100
  21st Century Insurance Group..................................................        California....    33.03/(19)/
   21st Century Insurance Company...............................................        California....      100
   21st Century Casualty Company................................................        California....      100
   21st Century Insurance Company of the Southwest..............................             Texas....      100
  Starr Excess Liability Insurance Company, Ltd.................................          Delaware....      100
   Starr Excess Liability Insurance International Ltd...........................           Ireland....      100
NHIG Holding Corp...............................................................          Delaware....      100
  Audubon Insurance Company.....................................................         Louisiana....      100
   Audubon Indemnity Company....................................................       Mississippi....      100
   Agency Management Corporation................................................         Louisiana....      100
     The Gulf Agency, Inc.......................................................           Alabama....      100
  New Hampshire Insurance Company...............................................      Pennsylvania....      100
   AIG Europe, S.A..............................................................            France....    70.48/(20)/
   AI Network Corporation.......................................................          Delaware....      100
   American International Pacific Insurance Company.............................          Colorado....      100
   American International South Insurance Company...............................      Pennsylvania....      100
   Granite State Insurance Company..............................................      Pennsylvania....      100
   New Hampshire Indemnity Company, Inc.........................................      Pennsylvania....      100
     AIG National Insurance Company, Inc........................................          New York....      100
   Illinois National Insurance Co...............................................          Illinois....      100
   New Hampshire Insurance Services, Inc........................................     New Hampshire....      100
  AIG Star Life Insurance Co., Ltd..............................................             Japan....      100
The Philippine American Life and General Insurance Company......................       Philippines....    99.78
  Pacific Union Assurance Company...............................................        California....      100
  Philam Equitable Life Assurance Company, Inc..................................       Philippines....    95.31
  Philam Insurance Company, Inc.................................................       Philippines....      100
Risk Specialist Companies, Inc..................................................          Delaware....      100
United Guaranty Corporation.....................................................             North
                                                                                          Carolina....    36.3l/(21)/
  A.I.G. Mortgage Holdings Israel, Ltd..........................................            Israel....    82.12
   E.M.I.-Ezer Mortgage Insurance Company, Limited..............................            Israel....      100
  AIG United Guaranty Agenzia DI Assicurazione S.R.L............................             Italy....      100

                              SUBSIDIARIES OF AIG

                                                                                                        Percentage
                                                                                                        of Voting
                                                                                                        Securities
                                                                                       Jurisdiction of Owned by its
                                                                                        Incorporation   Immediate
                                                                                       or Organization Parent/(2)/
                                                                                 --------------------- ------------
AIG United Guraranty Insurance (Asia) Limited...................................         Hong Kong....      100
AIG United Guaranty Re, Ltd.....................................................           Ireland....      100
United Guaranty Insurance Company...............................................    North Carolina....      100
United Guaranty Mortgage Insurance Company......................................             North
                                                                                          Carolina....      100
United Guaranty Mortgage Insurance Company of North Carolina....................             North
                                                                                          Carolina....      100
United Guaranty Partners Insurance Company......................................           Vermont....       80
United Guaranty Residential Insurance Company of North Carolina.................             North
                                                                                          Carolina....      100
United Guaranty Residential Insurance Company...................................             North
                                                                                          Carolina....    75.03/(22)/
  United Guaranty Commercial Insurance Company of North Carolina................             North
                                                                                          Carolina....      100
  United Guaranty Mortgage Indemnity Company....................................             North
                                                                                          Carolina....      100
  United Guaranty Credit Insurance Company......................................             North
                                                                                          Carolina....      100
United Guaranty Services, Inc...................................................             North
                                                                                          Carolina....      100

____________________
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K/A on June 19, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
     2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Indirect wholly-owned subsidiary.
(8)  Formerly known as AIG SunAmerica Inc.
(9)  Also owned 30 percent by AIG Retirement Services, Inc.
(10) Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(14) Also owned by 11 other AIG subsidiaries.
(15) Also owned 25.95 percent by AIG.
(16) Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned ten percent by a subsidiary of American Life Insurance Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21) 100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of June 5, 2006, there were seventeen (17) owners of contracts of the class covered by this registration statement, nine (9) qualified contracts and eight
(8) non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account II of AIG Life Insurance Company, which offers interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
------------------       --------------------------------------------

Rodney O. Martin, Jr.    Director and Chairman of the Board of
2929 Allen Parkway       Directors
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II      President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington        Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Name and Principal     Positions and Offices with Underwriter
Business Address       American General Equity Services Corporation
------------------     --------------------------------------------
Deanna D. Osmonson     Vice President, Chief Compliance Officer and
2727 Allen Parkway     Anti-
Houston, TX 77019      Money Laundering Compliance Officer

T. Clay Spires         Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck      Secretary
70 Pine Street
New York, NY 10270

Sarah Hosker           Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming        Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore       Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b) Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

AIG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AIG Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 12th day of July, 2006.

                                    VARIABLE ACCOUNT I OF AIG LIFE
                                    INSURANCE COMPANY
                                    (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER AND
                                          COMPTROLLER

                                   AIGL - 1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                        Title                          Date
---------                        -----                          ----

RODNEY O. MARTIN, JR.            Director and Chairman of the   July 12, 2006
-----------------------------    Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW WINTER                   Director, President and Chief  July 12, 2006
-----------------------------    Executive Officer
MATTHEW WINTER

MARY JANE B. FORTIN              Director, Executive Vice       July 12, 2006
-----------------------------    President and Chief Financial
MARY JANE B. FORTIN              Officer

M. BERNARD AIDINOFF              Director                       July 12, 2006
-----------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                   Director                       July 12, 2006
-----------------------------
DAVID J. DIETZ

DAVID L. HERZOG                  Director                       July 12, 2006
-----------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                Director                       July 12, 2006
-----------------------------
RICHARD A. HOLLAR

                                   AIGL - 2

Signature                        Title                          Date
---------                        -----                          ----

ROYCE G. IMHOFF II               Director                       July 12, 2006
-----------------------------
ROYCE G. IMHOFF II

GARY D. REDDICK                  Director                       July 12, 2006
-----------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT             Director                       July 12, 2006
-----------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                 Director                       July 12, 2006
-----------------------------
JAMES W. WEAKLEY

                                   AIGL - 3

                                                                     333-105763
                                                                      811-05301

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 12th day of July, 2006.

                                                  NATIONAL UNION FIRE INSURANCE
                                                  COMPANY OF PITTSBURGH, PA.

                                              BY: ROBERT S. SCHIMEK
                                                  -----------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT
                                                  AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                          Date
---------                        -----                          ----

*KRISTIAN P. MOOR                                               July 12, 2006
-----------------------------    Director and Chairman
KRISTIAN P. MOOR

*JOHN Q. DOYLE                                                  July 12, 2006
-----------------------------    Director and President
JOHN Q. DOYLE

*ROBERT S. SCHIMEK               Director, Senior Vice          July 12, 2006
-----------------------------    President and Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF                                            July 12, 2006
-----------------------------    Director
M. BERNARD AIDINOFF

*CHARLES H. DANGELO                                             July 12, 2006
-----------------------------    Director
CHARLES H. DANGELO

*NEIL ANTHONY FAULKNER                                          July 12, 2006
-----------------------------    Director
NEIL ANTHONY FAULKNER

*DAVID NEIL FIELDS                                              July 12, 2006
-----------------------------    Director
DAVID NEIL FIELDS

Signature                        Title                          Date
---------                        -----                          ----

*DAVID L. HERZOG                 Director
-----------------------------                                   July 12, 2006
DAVID L. HERZOG

*ROBERT E. LEWIS                 Director
-----------------------------                                   July 12, 2006
ROBERT E. LEWIS

*WIN J. NEUGER                   Director
-----------------------------                                   July 12, 2006
WIN J. NEUGER

*NICHOLAS S. TYLER               Director
-----------------------------                                   July 12, 2006
NICHOLAS S. TYLER

*NICHOLAS C. WALSH               Director
-----------------------------                                   July 12, 2006
NICHOLAS C. WALSH

* BY: ROBERT S. SCHIMEK
      ----------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit 13(b) to the Registration Statement)

                                 EXHIBIT INDEX

Item 24. Exhibits

   (4)(c)   Form of Endorsement Cancellation Option, Form
            No. 16IVCO0403-Rev(11/05).

                                      E-1